Shareholder Report, Holdings (Details) - C000219574 [Member]	Dec. 31, 2025
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%